Profit Before Income Tax - Summary of Other Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Analysis of income and expense [abstract]
Bank deposits	$ 1,879,685	$ 59,920	$ 1,853,558	$ 1,510,422
Loans to related parties (Note 35)	0	0	29,960
Contracts with customers				2,985
Government subsidies	798,168	25,443	846,404	940,127
Dividends income	119,634	3,814	194,812	256,160
Other income	$ 2,797,487	$ 89,177	$ 2,924,734	$ 2,709,694